Borrowings - Effective weighted-average interest rates of borrowings (Detail)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Borrowings [Line Items]
Short-term borrowings	1.97%	1.23%
Long-term borrowings	3.09%	2.09%
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	3.73%	2.40%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	2.90%	2.08%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings	1.05%	1.09%